Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2019
Share-Based Compensation Plans [Abstract]
SHARE-BASED COMPENSATION PLANS

29. SHARE-BASED COMPENSATION PLANS

Telesat Canada Stock Incentive Plans

In September 2008 and April 2013, Telesat adopted share-based compensation plans (the “stock incentive plans”) for certain key employees of the Company and its subsidiaries. The stock incentive plans provide for the grant of up to 17,053,779 options, to purchase Non-Voting Participating Preferred Shares of Telesat Canada, convertible into Common Shares as detailed in the table below.

Year authorized	Quantity
2008	8,824,646
2013	4,036,729
2015	62,404
2017	350,000
2018	3,280,000
2019	500,000

Of the stock options authorized and issued in 2018, 780,000 vest over three-year period with the vesting period commencing on January 1, 2018 and 2,500,000 vest over a five-year period with the vesting period commencing on November 1, 2017.

In addition, in 2018, Telesat authorized the issuance of 200,000 restricted share units expected to be settled in Non-Voting Participating Preferred Shares. The restricted share units vest over a three-year period with a vesting period commencing on January 1, 2018.

Under the stock incentive plans, two different types of stock options can be granted: time-vesting options and performance-vesting options. The time-vesting options generally become vested and exercisable over a five-year period by 20% annual increments. The performance-vesting options become vested and exercisable over a five-year period, provided that the Company has achieved or exceeded an annual or cumulative target consolidated EBITDA established by the Board of Directors. The exercise period of the stock options expires 10 years from the grant date. The exercise price of each share underlying the options will be the higher of a fixed price, established by the Board of Directors on the grant date, and the fair market value of a Non-Voting Participating Preferred Share on the grant date. Both plans authorize the Board of Directors to grant tandem SARs, at their discretion.

In August 2017, Telesat authorized the exchange of 805,835 performance-vesting options for 805,835 time-vesting options. The exchanged amounts included 715,383 unvested performance-vesting options which were exchanged for an equal amount of unvested time-vesting options. A portion of the new unvested time-vesting options will vest upon the next anniversary date, subsequent to August 2017, of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.

The Company expenses the fair value of stock options that are expected to vest over the vesting period using the Black-Scholes option pricing model. The share-based compensation expense is included in operating expenses.

In connection with the $387.2 million U.S. dollars cash distribution to the Company’s shareholders (Note 25), effective January 25, 2017, a special payment was authorized to option holders of $12.8 million U.S. dollars. The payments are made in subject to certain conditions being met.

The change in number of stock options outstanding and their weighted average exercise price were as follows:

	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2017 and January 1, 2018	3,464,197	$24.85	476,410	$11.07
Granted	3,692,372		—
Forfeited	(2,650)		—
Exercised (Note 25)	(51,055)		(44,308)
Expired	—		—
Outstanding at December 31, 2018 and January 1, 2019	7,102,864	$25.56	432,102	$11.07
Granted	522,372		—
Forfeited	(62,499)		—
Exercised (Note 25)	(18,120)		(22,149)
Expired	—		—
Outstanding at December 31, 2019	7,544,617	$25.63	409,953	$11.07

The movement in the number of restricted share units outstanding was as follows:

Outstanding, January 1, 2018	—
Granted	200,000
Outstanding, December 31, 2018 and January 1, 2019	200,000
Settled	(66,667)
Outstanding, December 31, 2019	133,333

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2019	2018
Time vesting option plans	4,762,335	3,689,117
Performance vesting option plans	409,953	432,102
Weighted average remaining life	7 years	7 years

The share-based compensation expense included in the consolidated statements of income (loss) was as follows:

Years ended December 31,	2019	2018	2017
Operating expenses	$16,035	$29,505	$2,856

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

	2019	2018	2017
Dividend yield	—%	—%	—%
Expected volatility	32.4%	31.7%	24.6%
Risk-free interest rate	2.93%	2.94%	1.83%
Expected life (years)	10	10	10

The expected volatility is based on the historical volatility.

The weighted average fair value of the stock options granted during 2019 was $12.84 (2018 – weighted average fair value of the stock options and restricted share units was $13.37). There were no restricted share units granted in 2019.